Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 8 – CONVERTIBLE NOTES PAYABLE

On December 13, 2019, the Company entered into Securities Purchase Agreements with several accredited investors (the “8% Note Investors”) providing for the sale by the Company to the 8% Note Investors of 8% Convertible Notes in the aggregate amount of $428,000 (the “8% Notes”). The 8% Notes were to mature on November 30, 2021 and were a general unsecured obligation of the Company.

In February 2020, the Company and the holders of the 8% Notes entered into an amendment agreement pursuant to which the principal and interest due under the 8% Notes will remain due and payable on the same terms as exist in the 8% Notes prior to modification, that the maturity shall be extended to the same maturity date as the 2020 Notes, namely February 28, 2022, and the 8% Notes became a secured obligation of the Company.

On February 14, 2020 the Company, entered into Securities Purchase Agreements with several accredited investors (the “2020 Note Investors”) providing for the sale by the Company to the 2020 Note Investors of 15% Senior Secured Convertible Notes in the aggregate amount of $1,510,000 (the “2020 Notes”). Philip D. Beck, Chief Executive Officer and Chairman of the Board, invested $50,000 in consideration of a 2020 Note in the principal amount of $50,000 paid by a deduction from his salary. Theodore Stern, a director of the Company, invested $50,000 in consideration of a 2020 Note in the principal amount of $50,000. Herbert Selzer, a director of the Company invested $100,000 in consideration of a 2020 Note in the principal amount of $100,000. Mr. Selzer provided $50,000 on the closing date and provided the balance of the funding in April 2020.

The 2020 Notes mature February 28, 2022 and are a secured obligation of the Company.

At the option of the 2020 Note Investors, they may at any time convert the 2020 Notes. The number of shares delivered shall be equal to 150% of the amount of the principal converted divided by the conversion price of $6.00 per share. The Company may require that the 2020 Note Investors convert all or a portion of the 2020 Notes, if the Company’s volume weighted average price for any preceding 20-day period is equal to or greater than $9.00.

In connection with this private offering, the Company paid Network 1 Financial Securities, Inc., a registered broker-dealer, a cash fee of approximately $104,800.

During the first quarter of 2021, convertible notes totaling $120,000 and a portion of their accrued interest at the option of the noteholders were converted into approximately 33,000 shares of common stock of the Company.

Additionally, during the six months ended June 30, 2021, the Company received conversion notices from (i) the Stern Trust converting the principal amount, repayment premium and interest in the amount of approximately $3.5 million payable under the Restated Stern Note into approximately 561,000 shares of common stock, (ii) the 8% Note Investors converting principal and interest in the amount of approximately $0.4 million into approximately 180,000 shares of common stock and (iii) the 2020 Note Investors converting principal, repayment premium and interest in the amount of approximately $2.5 million into approximately 398,000 shares of common stock. The Stern Trust is owed approximately $0.7 million in interest under the Restated Stern Note, which has not been converted and remains outstanding. As a result, a total of approximately $6.1 million of Company net indebtedness was converted and the Company issued approximately 1,138,000 shares of common stock in the aggregate.

The following is a summary of the convertible notes payable outstanding at June 30, 2021:

8% convertible notes payable issued December 2019	$-
15% convertible notes payable issued February 2020	-
10% convertible notes payable issued February 2020	662,000

$662,000

Future maturities of convertible notes payable are as follows:

2021	$-

2022	662.000

$662,000

NOTE 7 – CONVERTIBLE NOTES PAYABLE

On December 13, 2019, the Company entered into Securities Purchase Agreements with several accredited investors (the “8% Note Investors”) providing for the sale by the Company to the Investors of 8% Convertible Notes in the aggregate amount of $428,000 (the “8% Notes”). The 8% Notes were to mature on November 30, 2021 and were a general unsecured obligation of the Company. The Company can prepay all or a portion of the 8% Notes at any time. The Company shall pay any interest on the 8% Notes at the rate of 8.0% per annum payable at the earlier of the maturity date or conversion date, in cash or, at the holder’s option, shares of common stock of the Company. At the option of the 8% Note investors, all or a portion of the 8% Notes may be converted into shares of common stock of the Company at a conversion price of $0.08 per share. If the holders of the 8% Notes owning outstanding 8.0% Notes representing in excess of half of the aggregate outstanding principal amount of all 8% Notes provide notice to the Company of their intent to convert their 8% Notes, then all 8% Notes plus unpaid interest and other amounts owing to each of the holders shall be automatically converted.

In February 2020, the Company and the holders of the 8% Notes entered into an amendment agreement pursuant to which the principal and interest due under the 8% Notes will remain due and payable on the same terms as exist in the 8% Notes prior to modification, that the maturity shall be extended to the same maturity date as the 2020 Notes, namely February 28, 2022, and the 8% Notes became a secured obligation of the Company.

On February 14, 2020 the Company, entered into Securities Purchase Agreements with several accredited investors (the “2020 Note Investors”) providing 15% Senior Secured Convertible Notes in the aggregate amount of $1,510,000 (the “2020 Notes”). Philip D. Beck, Chief Executive Officer and Chairman of the Board, invested $50,000 in consideration of a 2020 Note in the principal amount of $50,000 paid by a deduction from his salary. Theodore Stern, a director of the Company, invested $50,000 in consideration of a 2020 Note in the principal amount of $50,000. Herbert Selzer, a director of the Company invested $100,000 in consideration of a 2020 Note in the principal amount of $100,000. Mr. Selzer provided $50,000 on the closing date and provided the balance of the funding in April 2020.

The 2020 Notes mature February 28, 2022 and are a secured obligation of the Company. The Company can prepay all or a portion of the 2020 Notes at any time provided that such amount prepaid shall be equal to 150% of the principal due. The Company shall pay interest on the 2020 Notes at the rate of 15% per annum payable at the earlier of the maturity date or conversion date, in cash or, at the investor’s option, shares of common stock of the Company.

At the option of the 2020 Note Investors, they may at any time convert the 2020 Notes. The number of shares delivered shall be equal to 150% of the amount of the principal converted divided by the conversion price of $0.20 per share. The Company may require that the 2020 Note Investors convert all or a portion of the 2020 Notes, if the Company’s volume weighted average price for any preceding 20-day period is equal to or greater than $0.30.

The 2020 Note Investors are entitled to nominate, and the Company will not unreasonably reject the appointment of a new member to the Company’s Board of Directors.

The Company and FIN Holdings, Inc. and ID Solutions, Inc., two of the Company’s subsidiaries, entered into a security agreement with the 2020 Note Investors (“Security Agreement”), the holders of the 8% Notes and the Stern Trust, which is the holder of the Promissory Note in the principal amount of $2,000,000 (the “Stern Note”). The Security Agreement provides that until the principal and accrued but unpaid interest under the 2020 Notes, 8% Notes and Stern Note is paid in full or converted pursuant to their terms, the Company’s obligations under the 2020 Notes, 8% Notes and Stern Note will be secured by a lien on all assets of the Company. The security interest granted to the holders of the 2020 Notes, 8% Notes and Stern Note ranks pari passu. The Security Agreement permits sales of assets up to a value of $1,000,000 which proceeds may be used for working capital purposes and the secured parties will take such steps as may be reasonably necessary to release its security interest and enable such sales in such circumstances. Each of the secured parties appointed Mr. Stern and a third-party investor as joint collateral agents. Mr. Stern, a director of the Company, is the trustee of the Stern Trust.

Further, the Company and the Stern Trust entered an Amended and Restated Promissory Note (the “Restated Stern Note”) providing that the $2,000,000 principal of the Stern Note will be due and payable on the same terms (bearing interest at 15% per annum) and on the same maturity date as the 2020 Notes. The interest due under the Stern Note as of January 31, 2020 in the amount of $662,000 has been capitalized and will earn interest at 10% per annum, which at the election of the Stern Trust can be paid in shares of common stock at a conversion price of $0.20 and the maturity of such interest shall be extended to the same maturity date as the 2020 Notes.

In connection with this private offering, the Company paid Network 1 Financial Securities, Inc., a registered broker-dealer, a cash fee of approximately $104,800.

The following is a summary of the convertible notes payable outstanding at December 31, 2020:

8% convertible notes payable issued December 2019	$428,000
15% convertible notes payable issued February 2020	5,265,000
10% convertible notes payable issued February 2020	662,000
Unamortized discount on convertible notes	(494,138)
Unamortized debt issuance costs	(59,886)
$5,800,976

Future maturities of convertible notes payable are as follows:

2021	$-
2022	6,355,000
$6,355,000